Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2020
Interests in Resource Properties
Schedule of components of interests in resource properties

	2020	2019
Iron ore royalty interest	$211,350	$216,575
Hydrocarbon development and production assets	32,998	36,488
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	4,640
	$261,355	$270,070

Schedule of movements in interest in resource properties

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2020 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	46,700	(946)	45,754
	$264,903	$(946)	$263,957

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$1,628	$5,225	$6,853
Hydrocarbon development and production assets	10,212	2,544	12,756
	11,840	$7,769	19,609
Net book value	$253,063		$244,348

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2019 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,533	1,167	46,700
	$263,736	$1,167	$264,903

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$—	$1,628	$1,628
Hydrocarbon development and production assets	7,493	2,719	10,212
	7,493	$4,347	11,840
Net book value	$256,243		$253,063

Schedule of movements in exploration and evaluation assets

	2020		2019
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$4,640
Additions	—	—	—	—
Disposal	—	—	—	—
Balance, end of year	$12,367	$4,640	$12,367	$4,640